Trade Receivables - Schedule of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Trade and other receivables [abstract]
Trade receivables	₨ 124,215		₨ 125,838
Allowance for lifetime expected credit loss	(6,171)		(6,316)
Total	118,044		119,522
Non-current	299	$ 3	4,045
Current	₨ 117,745	$ 1,378	₨ 115,477